[LOGO]                                             GNA Corporation
                                                   and Subsidiaries



                                       601 Union Street, Seattle, WA 98101-2336
                                       P.O. Box 490, Seattle, WA 98111-0490
                                       800 426-5520     206 625-1755




May 12, 1998


VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                 Re: Great Northern Insured Annuity Corporation
                                   Registration Number 033-62674

Commissioners:

         On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 1997 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

         If you have any questions regarding this certification, please call the undersigned at (804) 289-6899.

                                                     Sincerely,

                                                     /s/ Scott A. Curtis
                                                     -------------------
                                                     Scott A. Curtis
                                                     Vice President

cc:      Linda L. Lanam